Share-Based Compensation - Summary of Stock Options Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended
	Oct. 01, 2016	Dec. 31, 2016
Shares Under Option
Outstanding at beginning of period		3
Vested options converted on October 1, 2016 in connection with the Separation		296
Outstanding at end of period	3	299
Exercisable at end of period		207
Weighted Average Exercise Price
Outstanding at beginning of period		$ 22.30
Vested options converted on October 1, 2016 in connection with the Separation		21.47
Outstanding at end of period	$ 22.30	21.48
Exercisable at end of period		$ 16.35
Weighted Average Remaining Contractual Term (years)
Outstanding at beginning of period	5 years 4 months 24 days	3 years 6 months
Vested options converted on October 1, 2016 in connection with the Separation		3 years 8 months 12 days
Exercisable at end of period		3 years 6 months
Aggregate Intrinsic Value
Vested options converted on October 1, 2016 in connection with the Separation		$ 1.4
Outstanding at end of period		1.4
Exercisable at end of period		$ 1.4